Staking and Lending Income (Tables)	6 Months Ended
Jun. 30, 2026
Staking and Lending Income [Abstract]
Schedule of Staking and Lending Income
	For the three months ended June 30,		For the six months ended June 30,
	2026	2025	2026	2025
Validator nodes	402,776	144,010	444,795	1,807,172
All other counterparties	1,507,467	2,299,737	3,360,307	4,159,332
Total	1,910,338	$2,443,750	$3,805,197	$5,966,507